COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 09, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock				$ 202,000,000	$ 202,000,000
Deferred underwriting commissions			7,070,000		7,070,000
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting fees			$ 2,525,000		$ 2,525,000
Deferred underwriting commission per unit			$ 0.35		$ 0.35
Deferred underwriting commissions			$ 7,070,000		$ 7,070,000
Underwriting Agreement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited			700,000		700,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Over allotment option period			45 days		45 days
Issuance of Class A ordianry shares, shares			3,000,000		3,000,000
Proceeds from issuance of common stock			$ 2,000,000		$ 2,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Class A ordianry shares, shares			303,000		303,000
Deferred underwriting fees	$ 7,070,000